Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policies. Our compensation program includes Clawback Policies. One of our policies provides that in the event that the Company is required to prepare an accounting restatement due to its material noncompliance with financial reporting requirements under U.S. securities laws, the Company shall, to the extent permitted by governing law, pursue reimbursement of any performance-based compensation paid to an executive officer, including the Named Executive Officers, to the extent such payments and grants were made to the Named Executive Officer during the three-year period preceding the date on which the Company is required to prepare an accounting restatement based on the erroneous data, provided that the Compensation Committee or determine that the amount of any such performance-based compensation actually paid or awarded to the Named Executive Officer would have been a lower amount had it been calculated based on such restated financial statements. In addition, we have adopted a second clawback policy, whereby we are required to recover incentive-based compensation erroneously awarded to an executive officer during the three completed fiscal years preceding an accounting restatement, with the amount required to be recovered generally calculated as the difference between what was paid to the executive officer and what the executive officer would have received based on the restated amounts.